Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Dec. 29, 2012
MFS Money Market Fund (Prospectus Summary) | MFS Money Market Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Summary of Key Information
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund's investment objective is to seek current income consistent with preservation of capital and liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay when you buy and hold shares of the fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods; your investment has a 5% return each year; and the fund's operating expenses remain
		the same.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	MFS (Massachusetts Financial Services Company, the fund's investment adviser)
normally invests the fund's assets in U.S. dollar-denominated money market instruments and repurchase agreements. Money market instruments include bank certificates of deposit and other bank obligations of U.S. and foreign banks;
notes, commercial paper, and asset-backed securities of U.S. and foreign issuers; U.S. and foreign government securities; and municipal instruments.

In buying and selling investments for the fund, MFS seeks to comply with
Securities and Exchange Commission rules for money market funds regarding credit quality, diversification, liquidity, and maturity. MFS stresses maintaining a
		stable $1.00 share price, liquidity, and income.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Although the fund seeks to preserve the value of your investment at $1.00 per share, the fund may not achieve its objective and you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any
other governmental agency.

The principal risks of investing in the fund are:

Interest Rate, Credit, and Liquidity Risk:  Although MFS seeks to maintain a stable $1.00 share price for the fund, there is no guarantee that it will be able to do so. A major increase in interest rates or a decline in the credit quality of an issuer or entity providing credit support, an inactive trading market for money market instruments, or adverse market, economic, political, regulatory, geopolitical, and other conditions could cause the fund's share price to decrease to below $1.00.

Bank Focus Risk: Events that affect the banking or related industries may have a significant adverse affect on the fund.

Municipal Risk: The price of a municipal instrument can be volatile and significantly affected by adverse tax or court rulings, legislative or political changes, changes in specific or general market and economic conditions, and the financial condition of municipal issuers and insurers. Because many municipal instruments are issued to finance similar projects, conditions in these industries can significantly affect the fund and the overall municipal market.

Foreign Exposure Risk: Exposure to foreign markets can involve increased risks due to adverse market, economic, political, regulatory, geopolitical, and other conditions.

Investment Selection Risk: MFS' investment analysis and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests.

Counterparty and Third Party Risk: Transactions involving a counterparty or third party other than the issuer of the instrument are subject to the credit risk of the counterparty or third party, and to the counterparty's or third party's ability to perform in accordance with the terms of the transaction.

Liquidity Risk: It may not be possible to sell certain investments, types of investments, and/or segments of the market at any particular time or at an
		acceptable price.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the fund seeks to preserve the value of your investment at $1.00 per share, the fund may not achieve its objective and you could lose money on your investment in the fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund's performance over time.

The fund's past performance does not necessarily indicate how the fund will perform in the future. Updated performance is available at mfs.com or by calling
		1-800-225-2606.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund's performance over time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-225-2606
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	mfs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance does not necessarily indicate how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Bar Chart.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The total return for the nine-month period ended September 30, 2012 was 0.00%.
During the period(s) shown in the bar chart, the highest quarterly return was
1.28% (for the calendar quarter ended September 30, 2006, and December 31, 2006)
and the lowest quarterly return was 0.00% (for the calendar quarter ended
June 30, 2009, quarter ended September 30, 2009, quarter ended December 31,
2009, quarter ended  March 31, 2010, quarter ended June 30, 2010, quarter ended
September 30, 2010, quarter ended December 31, 2010, quarter ended March 31,
2011, quarter ended June 30, 2011, quarter ended September 30, 2011, and the
		quarter ended December 31, 2011).
Performance Table Heading	rr_PerformanceTableHeading	Performance Table.
Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the Periods Ended December 31, 2011)
MFS Money Market Fund (Prospectus Summary) | MFS Money Market Fund | Fund Shares
Risk Return [Abstract]	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fee	rr_ManagementFeesOverAssets	0.40%
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.64%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	65
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	205
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	357
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	798
Annual Return 2002	rr_AnnualReturn2002	1.24%
Annual Return 2003	rr_AnnualReturn2003	0.60%
Annual Return 2004	rr_AnnualReturn2004	1.00%
Annual Return 2005	rr_AnnualReturn2005	2.91%
Annual Return 2006	rr_AnnualReturn2006	4.83%
Annual Return 2007	rr_AnnualReturn2007	5.08%
Annual Return 2008	rr_AnnualReturn2008	2.30%
Annual Return 2009	rr_AnnualReturn2009	0.03%
Annual Return 2010	rr_AnnualReturn2010	0.00%
Annual Return 2011	rr_AnnualReturn2011	0.00%
Year to Date Return, Label	rr_YearToDateReturnLabel	The total return for the nine-month period ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2012
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.28%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Label	rr_AverageAnnualReturnLabel	Returns Before Taxes Shares, At Net Asset Value
1 Year	rr_AverageAnnualReturnYear01	none
5 Years	rr_AverageAnnualReturnYear05	1.46%
10 Years	rr_AverageAnnualReturnYear10	1.78%